INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Operating activities
Profit before tax		$ 812	$ 261
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss		397	366
Loss on disposal of non-current assets		0	1
Gain on disposal of subsidiaries, net		(497)	0
Finance costs		246	249
Finance income		(20)	(22)
Other non-operating gain, net		(31)	(21)
Net foreign exchange loss		52	12
Changes in trade and other receivables and prepayments		(98)	(63)
Changes in inventories		(3)	(5)
Changes in trade and other payables		79	(17)
Changes in provisions, pensions and other		48	41
Interest paid		(192)	(220)
Interest received		20	18
Income tax paid		(244)	(130)
Net cash flows from operating activities		569	470
Investing activities
Purchase of property, plant and equipment		(357)	(341)
Purchase of intangible assets		(67)	(116)
Payment on deposits		(20)	(29)
Receipts from / Investment (in) financial assets		31	(131)
Acquisition of a subsidiary, net of cash acquired		(141)	0
Proceeds from sales of share in subsidiaries, net of cash		280	0
Proceeds from sales of property, plant and equipment		4	101
Outflows on loans granted		(48)	(29)
Other proceeds from investing activities, net		0	(1)
Net cash used in investing activities		(318)	(546)
Financing activities
Proceeds from borrowings, net of fees paid	[1]	562	361
Repayment of debt		(1,161)	(1,271)
Dividends paid to non-controlling interests		0	(6)
Payments to acquire or redeem entity's shares		(68)	0
Net cash used in financing activities		(667)	(916)
Net decrease in cash and cash equivalents		(416)	(992)
Net foreign exchange difference		2	(13)
Cash and cash equivalents classified as held for sale at the beginning of the period		14	0
Cash and cash equivalents classified as part of disposal group held for sale		(6)	(35)
Cash and cash equivalents at beginning of period, net of overdrafts	[2]	1,688	1,902
Cash and cash equivalents at end of the period, net of overdrafts		$ 1,282	$ 862

[1]	*Fees paid for borrowings were US$6 (2024: US$7).
[2]	**Overdrawn account at the beginning of the presented period was US$1 (2024: Nil).